Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of cash

	December 31, 2022	December 31, 2021
Cash on hand	212,598	132,127

Financial institutions in Mainland China
– Denominated in RMB	102,427,994	30,060,065
– Denominated in USD	69,063,161	45,515,503
Total cash balances held at Mainland China financial institutions	171,491,155	75,575,568

Financial institutions in HKSAR
– Denominated in RMB	5,192	—
– Denominated in USD	67,368,485	315,129,691
Total cash balances held at the HKSAR financial institutions	67,373,677	315,129,691
Total cash balances held at financial institutions	238,864,832	390,705,259
Total cash balances	239,077,430	390,837,386

Schedule of the effect on the consolidated balance sheet as a result of adopting ASC 842.

	December 31,	Effect of		January 1,
	2021	Adoption		2022
	RMB	RMB		RMB

Prepaid expenses and other current assets	142,838,295	(15,272,677)	(a)	127,565,618
Operating lease right-of-use assets	—	853,553,284	(b)	853,553,284
Lease liabilities-current	—	(133,024,693)	(c)	(133,024,693)
Other current liabilities	(286,078,575)	4,351,416	(d)	(281,727,159)
Lease liabilities-non-current	—	(752,579,348)	(c)	(752,579,348)
Other non-current liabilities	(47,167,706)	42,972,018	(d)	(4,195,688)
(a)	Represents the current portion of prepaid rental expenses reclassified to operating lease right-of-use assets.
(b)	Represents the net result of capitalization of operating lease payments and reclassification of prepaid rental expenses.
(c)	Represents the recognition of current and non-current lease liabilities.
(d)	Represents the reclassification of current and non-current accrued rental expenses to lease liabilities.